Provisions, Contingent Liabilities, Commitments, Guarantees, Pledged Assets, and Collateral - Maximum Potential Amount of Future Payments (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Total Maximum Potential Amount of Future Payments on Indemnification Agreements	$ 26,443	$ 23,738
Financial and performance standby letters of credit [member]
Disclosure of detailed information about financial instruments [line items]
Total Maximum Potential Amount of Future Payments on Indemnification Agreements	26,431	23,723
Assets sold with contingent repurchase obligations [member]
Disclosure of detailed information about financial instruments [line items]
Total Maximum Potential Amount of Future Payments on Indemnification Agreements	$ 12	$ 15